Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Total accounts payable and accrued liabilities	$ 306,087	$ 281,938
Income taxes payable	59,133	54,556
Provisions	8,041	12,066
Current liabilities	387,675	361,756
Long-term provisions	240,111	229,887
Deferred credit	20,788	20,788
Deferred tax liabilities	184,785	175,311
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial liabilities [abstract]
Provisions	5,300	8,400
Long-term provisions	237,600	226,700
Liquidity risk [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	275,629	272,266
Severance accrual	31,582	7,842
Employee compensation	3,763	6,737
Total accounts payable and accrued liabilities	310,974	286,845
Income taxes payable	59,133	54,556
Loss on derivatives	351	367
Debt: Repayment of principal	15,300
Debt: Interest & Standby Fees	8,912	4,404
Provisions	5,291	6,843
Future employee compensation	12,410	15,864
Current liabilities	412,371	368,879
Loss on derivatives	351	367
Liquidity risk [member] | Within 1 year [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	275,629	272,266
Severance accrual	26,695	2,935
Employee compensation	3,763	6,737
Total accounts payable and accrued liabilities	306,087	281,938
Income taxes payable	59,133	54,556
Loss on derivatives	351	367
Debt: Repayment of principal	3,400
Debt: Interest & Standby Fees	2,613	2,110
Provisions	2,738	3,648
Future employee compensation	3,352	4,396
Current liabilities	377,674	347,015
Loss on derivatives	351	367
Liquidity risk [member] | 2 - 3 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	404	3,711
Employee compensation	0	0
Total accounts payable and accrued liabilities	404	3,711
Income taxes payable	0	0
Loss on derivatives	0	0
Debt: Repayment of principal	6,800
Debt: Interest & Standby Fees	4,867	2,294
Provisions	2,553	3,109
Future employee compensation	9,058	11,468
Current liabilities	23,682	20,582
Loss on derivatives	0	0
Liquidity risk [member] | 4-5 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	33	1,120
Employee compensation	0	0
Total accounts payable and accrued liabilities	33	1,120
Income taxes payable	0	0
Loss on derivatives	0	0
Debt: Repayment of principal	5,100
Debt: Interest & Standby Fees	1,432	0
Provisions	0	85
Future employee compensation	0	0
Current liabilities	6,565	1,205
Loss on derivatives	0	0
Liquidity risk [member] | After 5 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	4,450	76
Employee compensation	0	0
Total accounts payable and accrued liabilities	4,450	76
Income taxes payable	0	0
Loss on derivatives	0	0
Debt: Repayment of principal	0
Debt: Interest & Standby Fees	0	0
Provisions	0	1
Future employee compensation	0	0
Current liabilities	4,450	77
Loss on derivatives	$ 0	$ 0